Segmented Information - Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Assets excluding investments	$ 4,866	$ 4,343
Investments in associates and joint ventures	81	78
Other investments	4	6
Assets	4,951	4,427
Operating segments
Disclosure of operating segments
Assets excluding investments	3,512	3,011
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Assets excluding investments	2,253	2,016
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Assets excluding investments	786	609
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Assets excluding investments	473	386
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Assets excluding investments	982	940
Corporate Activities
Disclosure of operating segments
Assets excluding investments	428	460
Intersegment
Disclosure of operating segments
Assets excluding investments	$ (56)	$ (68)